Share-based Payments - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACTW Option Plan [Member]
Disclosure of Share-based Payments [Line Items]
Expense from share-based payment transactions with employees	$ 0	$ 167	$ 474